CERTIFICATION
                                  -------------


     Pursuant to Rule 497(j), American Pension Investors Trust (1933 Act File No. 002-96538, 1940 Act File No. 811-04262) ("Registrant") hereby certifies (a) that the forms of Prospectuses used with respect to the Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 36 ("Amendment No. 36") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 36 was filed electronically.




                                         American Pension Investors Trust



Dated:  July 8, 2004               By:   /s/ Charles D. Foster
                                         ---------------------------------------
                                             Charles D. Foster
                                             Chief Financial Officer